Income Taxes (Summary Of The Rollforward Of Deferred Tax Asset Valuation Allowance) (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Income Taxes [Abstract]
Beginning Balance	$ 565.2	$ 593.9	$ 713.1
Changes in valuation allowances related to purchased tax assets			0.8
Adjustment of net operating losses	(10.9)	(26.8)	(135.1)
Provisions for valuation allowance	9.0	13.0	65.3
Release of valuation allowance	(8.5)	(28.4)	(51.3)
Currency adjustment	(33.1)	13.5	1.1
Ending Balance	$ 521.7	$ 565.2	$ 593.9